ACQUISITIONS - Rustenburg identifiable assets acquired and liabilities assumed and gain on acquisition (Details) - ZAR (R)		12 Months Ended
	Oct. 19, 2016	Dec. 31, 2016	Dec. 31, 2017
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Environmental rehabilitation obligation		R (709,800,000)	R (312,100,000)
Gain on Acquisition
Gain on acquisition, gross		R (2,178,600,000)
Rustenburg Operations Acquisition
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment	R 4,021,500,000
Environmental rehabilitation obligation funds	280,700,000
Other non-current assets	220,900,000
Inventories	80,400,000
Trade and other receivables	2,991,600,000
Other current assets	242,000,000
Cash and cash equivalents	100,000
Environmental rehabilitation obligation	(79,800,000)
Deferred tax liabilities	(1,147,900,000)
Trade and other payables	(1,312,500,000)
Total fair value of identifiable net assets acquired	R 5,297,000,000
Weighted average cost of capital	9.20%
PGM (4E) basket price (R/oz)	R 14,725
Gain on Acquisition
Consideration	3,118,400,000
Fair value of identifiable net assets	(5,297,000,000)
Gain on acquisition, gross	R (2,178,600,000)